Property and Equipment, Net (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 18,585,117	$ 12,880,005	$ 3,600,786
Less: accumulated depreciation and amortization	(1,953,607)	(965,231)	(116,796)
Total property and equipment, net	16,631,510	11,914,774	3,483,990
Technology equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	13,170,295	9,146,575	1,298,127
Software
Property, Plant and Equipment [Line Items]
Total property and equipment	459,742	139,508	14,937
Data center equipment and leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	830,875	384,372	29,332
Furniture, fixtures, and other assets
Property, Plant and Equipment [Line Items]
Total property and equipment	12,949	8,684	1,717
Construction in progress
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 4,111,256	$ 3,200,866	$ 2,256,673